Taxation	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Taxation

NOTE 10. Taxation

a)	Corporate Income Taxes

CIFS is incorporated in the BVI. Under the current law of the BVI, CIFS is not subject to tax on income or capital gains. Additionally, if dividends are paid by CIFS to its shareholders, no BVI withholding tax will be imposed.

HKFS was incorporated in Hongkong and does not conduct any substantial operations of its own. No provision for Hongkong profits tax has been made in the financial statements as HKFS has no assessable profits for the year ended December 31, 2017.

On December 22, 2017, new legislation was signed into law, informally titled the Tax Cuts and Jobs Act, which included, among other things, a provision to reduce the federal corporate income tax rate to 21%. Under ASC 740, Accounting for Income Taxes, the enactment of the Tax Act also requires companies, to recognize the effects of changes in tax laws and rates on deferred tax assets and liabilities and the retroactive effects of changes in tax laws in the period in which the new legislation is enacted. As the Company has no operation in the US, the Company expects the impact of this new legislation is immaterial.

The CIFS’s PRC subsidiary, Yingxin Yijia and its variable interest entities, Sheng Ying Xin, Kashgar Sheng Ying Xin, Fuhui, Yin Da Xin Cheng and Anytrust being incorporated in the PRC, are governed by the income tax law of the PRC and are subject to PRC enterprise income tax (“EIT”). Effective from January 1, 2008, the EIT rate of PRC is 25%, and applies to both domestic and foreign invested enterprises. Kashgar Sheng Ying Xin, which was incorporated in Kashgar City, Xinjiang Autonomous Region in People’s Republic of China, is exempted from income tax from its inception to December 31, 2020 and is subject to a tax rate of 25% after December 31, 2020. Anytrust was qualified as a high and new technology enterprise starting from 2017 and enjoyed a preferential tax rate of 15% for 3 years expiring in 2020. An entity could re-apply for the high and new technology enterprises when the prior certificate expires.

The components of the income tax expense are as follows:

	Year ended December 31, 2017	Year ended December 31, 2016	Year ended December 31, 2015

Current	$672,205	$2,452,822	$1,817,000
Deferred	(38,890)	-	53,748
Total	$633,315	$2,452,822	$1,870,748

Reconciliation of the income tax expenses at the PRC statutory EIT rate of 25% for the years ended December 31, 2017, 2016 and 2015 and the Company’s effective income tax expenses is as follows:

	Year ended December 31, 2017	Year ended December 31, 2016	Year ended December 31, 2015
Profit before income taxes	24,681,499	16,341,589	7,482,773
PRC statutory EIT rate	25%	25%	25%
Income tax expenses computed at statutory EIT rate	6,170,375	4,085,397	1,870,693
Reconciling items:
Valuation allowance	2,505	7,904	-
Effect of tax holidays	(5,617,858)	(1,640,885)	-
Permanent difference	78,293	406	55
Income tax expense	633,315	2,452,822	1,870,748

b)	Deferred Tax

Deferred income tax was measured using the enacted income tax rates for the periods in which they are expected to be reversed. Significant components of the Company’s deferred income tax assets and liabilities consist of follows:

	As of December 31, 2017	As of December 31, 2016

Deferred income tax assets
Net operating loss carry forwards	$144,342	$7,570
Total Deferred income tax assets	144,342	7,570
Less: Valuation allowance	(10,613)	(7,570)
Net deferred income tax assets	$133,729	$-

	As of December 31, 2017	As of December 31, 2016
Deferred income tax liabilities
Intangible assets from business combination	$213,511	$-
Total deferred income tax liabilities	$213,511	$-

As of December 31, 2017, the Company had net operating losses carryforwards of $897,665, primarily derived from its PRC operations, which are available to offset future taxable income. The PRC net operating loss will expire beginning January 1, 2020 through December 31, 2022.

The Company believes that it is more likely than not that certain deferred tax assets will not be utilized in the future based on their operation performance. The valuation allowance increased by $3,043 and $7,570 during the years ended December 31, 2017 and 2016, respectively. The Company adopted ASU 2015-17, Income Taxes-Balance Sheet Classification of Deferred Taxes on January 1, 2017 prospectively, which classifies all deferred tax assets and liabilities as noncurrent.

The deferred income tax benefit was $38,890 for the years ended December 31, 2017, the deferred income tax expense was nil and $53,748, respectively for year ended December 31, 2016 and 2015 respectively.

c)	Taxes Payable

Sheng Ying Xin, Kashgar Sheng Ying Xin, Fuhui, Yinda Xincheng and Anytrsut are operating entities who provided services in China and therefore are subject to Chinese value-added tax (“VAT”). Sales revenue represents the invoiced value of services, net of a VAT. Before August 1, 2015, Sheng Ying Xin was classified as a small-scale taxpayer, and the VAT is at a rate of 3%. Since August 1, 2015, Sheng Ying Xin was classified as a general taxpayer at a rate of 6%. Kashgar Sheng Ying Xin is subject to 4.5% (75% of general taxpayer’s rate of 6%), which is tax holiday for enterprise established in Kashgar. Both Fuhui and Anytrust are general taxpayers and subject to a 6% VAT rate. Yingda Xincheng was classified as a small-scale taxpayer and the VAT is at a rate of 3%. Furthermore, VAT payables of these four companies are subject to a 12% surtax, which includes urban maintenance and construction taxes and additional education fees.

Taxes payable consisted of the following:

	As of December 31, 2017	As of December 31, 2016

Corporate income tax payable	$3,264,841	$2,729,691
Value added tax payable	2,140,713	916,606
Other surtaxes payable	274,540	109,575
Total	$5,680,094	$3,755,872